Stock Incentive Plans (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 1	$ 116	$ 345	$ 688
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	34	103	186	295
Selling, General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ (33)	$ 13	$ 159	$ 393